ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES
Accrued expenses and other long-term liabilities
Accrued expenses consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$3,359	$3,499
Employee compensation and benefits	6,278	5,745
Sales and marketing	24,155	23,939
Product warranty	7,915	8,336
Accrued freight	1,655	890
Accrued interest	15,937	30,465
Accrued environmental liability	470	473
Accrued pension	1,141	1,141
Accrued sales returns and discounts	3,071	2,201
Accrued taxes	4,349	3,035
Other	11,588	14,194
	$79,918	$93,918
Other long-term liabilities consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$1,883	$1,593
Pension liabilities	13,817	14,139
Multi-employer pension withdrawal liability	2,552	2,615
Product warranty	29,793	29,534
Long-term product claim liability	146	218
Long-term environmental liability	1,824	1,824
Liabilities for tax uncertainties	3,248	3,454
Other	7,456	7,267
	$60,719	$60,644

Long-term incentive plan
During the year ended December 31, 2011, the Company finalized a long-term incentive plan (“LTIP”) for certain employees. The long-term incentive plan was implemented to retain and incentivize employees through the downturn in the housing market. During the three months ended March 30, 2013 and March 31, 2012, the Company recognized a LTIP expense of $0.5 million and $0.5 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations and comprehensive loss. The LTIP liability is $3.3 million and $2.8 million as of March 30, 2013 and December 31, 2012, respectively, of which $0.9 million and $0.0 million has been recorded within other current liabilities and $2.4 million and $2.8 million in other long-term liabilities in the condensed consolidated balance sheets as of March 30, 2013 and December 31, 2012, respectively.
Other liabilities
During the three months ended March 30, 2013 and March 31, 2012, the Company made approximately $0.5 million and $0.0 million, in cash payments on restructuring liabilities, respectively. These payments were for product simplification costs incurred for the Windows and Doors segment.

Accrued expenses and other long-term liabilities
Accrued expenses consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$3,499	$3,229
Employee compensation and benefits	5,745	6,270
Sales and marketing	23,939	23,282
Product warranty	8,336	7,677
Accrued freight	890	498
Accrued interest	30,465	34,183
Accrued environmental liability	473	708
Accrued pension	1,141	2,577
Accrued sales returns and discounts	2,201	1,782
Accrued taxes	3,035	2,093
Other	14,194	8,582
	$93,918	$90,881
Other long-term liabilities consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$1,593	$1,642
Pension liabilities	14,139	13,446
Multi-employer pension withdrawal liability	2,615	2,854
Product warranty	29,534	30,935
Long-term product claim liability	218	193
Long-term environmental liability	1,824	1,750
Liabilities for tax uncertainties	3,454	3,546
Other	7,267	3,362
	$60,644	$57,728

Long-term incentive plan
During the year ended December 31, 2011, the Company finalized a long-term incentive plan (“LTIP”) for certain employees. The long-term incentive plan was implemented to retain and incentivize employees through the downturn in the housing market. During the years ended December 31, 2012 and December 31, 2011, the Company recognized a LTIP expense of $1.9 million and $0.9 million, respectively, which has been recorded within selling, general, and administrative expenses in the consolidated statement of operations. The LTIP liability is $2.8 million and $0.9 million as of December 31, 2012 and December 31, 2011, respectively, and has been recognized as an other long-term liability in the consolidated balance sheets.
Other liabilities
During the years ended December 31, 2012, 2011 and 2010, the Company made approximately $1.2 million, $0.4 million, and $2.6 million in cash payments on restructuring liabilities, respectively. These payments were for general back office centralization efforts incurred during 2012 as well as product simplification costs incurred for the Windows and Doors segment. In addition, during the year ended December 31, 2011, the Company made $3.7 million in retention payments to certain members of management that were previously accrued within accrued expenses.